Related Party Transactions (Details) (USD $)								0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Former President [Member]	Dec. 31, 2012 Former President [Member]	Mar. 31, 2013 President and CEO [Member]	Dec. 31, 2012 President and CEO [Member]	Oct. 03, 2011 Wave Energy Technology [Member]	Dec. 13, 2011 Green & Blue Sustainable Technology [Member]	Apr. 27, 2012 Director [Member]
Related Party Transactions (Textual)
Loan Payable to Related Party	$ 16,121	$ 16,121	$ 16,121	$ 16,121	$ 325	$ 325
Share issued								25,000,000	20,000,000
Fair value of share								457,600	6,000,000
Present value of purchase price of the technology	$ 0						$ 1,400,000